RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
Condensed Balance Sheet
	2011
	Previously Reported	Adjustment	As Restated
Property and equipment, net	$41,583	$(515)	$41,068
Retained earnings	$12,856	$(515)	$12,341
Total equity	$14,133	$(515)	$13,618
Total liabilities and equity	$94,134	$(515)	$93,619

Condensed Income Statement
	2011			2010
	Previously Reported	Adjustment	As Restated	Previously Reported	Adjustment	As Restated
Revenue from services	$178,210	$2,555	$180,765	$140,521	$(6,729)	$133,792
Direct operating expenses				$118,938	$(3,700)	$115,238
Gross profit	$26,592	$2,555	$29,147	$21,583	$(3,029)	$18,554
Selling, general and administrative expenses				$6,865	$525	$7,390
Gain on sale of assets				$(515)	$515	$0
Income from operations	$10,287	$2,555	$12,842	$15,056	$(4,069)	$10,987
Other expense, net	$(66)	$525	$459	$(3,823)	$3,494	$(329)
Foreign exchange loss, net				$(262)	$599	$337
Total other expense, net	$(540)	$525	$(15)	$(4,759)	$4,093	$(666)
Income before income taxes	$9,747	$3,080	$12,827	$10,297	$24	$10,321
Provision for income taxes	$2,994	$325	$3,319	$1,206	$3,294	$4,500
Net income	$6,753	$2,755	$9,508	$9,091	$(3,270)	$5,821
Comprehensive income	$6,058	$2,755	$8,813	$9,116	$(3,270)	$5,846